RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Components of receivables and other current assets

	Notes	December 31, 2017	December 31, 2016
Gold receivables		$—	$2.7
Income tax receivable		3.2	—
Receivables from governments[1]		42.2	40.4
Receivables from related parties	36	0.1	1.2
Other receivables		6.7	4.9
Total receivables		52.2	49.2
Marketable securities and warrants		—	0.2
Prepaid expenses		9.6	7.2
Derivatives		14.1	4.4
		$75.9	$61.0

1	Receivables from governments relate primarily to value added tax.